Schedule of Investments
(unaudited)
March 31, 2026
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.4%
ANZ Group Holdings Ltd. ........ 45,758 $ 1,150,596
APA Group
(a)
................. 19,661 135,439
Aristocrat Leisure Ltd. ........... 8,320 264,453
ASX Ltd. ................... 2,971 107,795
BHP Group Ltd. ............... 75,848 2,744,372
Brambles Ltd. ................ 19,739 309,789
CAR Group Ltd. ............... 5,423 86,569
Cochlear Ltd. ................ 976 114,847
Coles Group Ltd. .............. 19,874 301,385
Commonwealth Bank of Australia ... 24,895 2,915,374
Computershare Ltd. ............ 7,399 145,927
CSL Ltd. .................... 7,217 708,846
Evolution Mining Ltd. ........... 30,478 274,446
Fortescue Ltd. ................ 25,373 362,570
Glencore plc ................. 147,580 1,117,752
Goodman Group .............. 30,061 539,700
Insurance Australia Group Ltd. ..... 34,408 174,250
Lottery Corp. Ltd. (The) .......... 35,220 131,531
Lynas Rare Earths Ltd.
(b)
......... 12,988 176,344
Macquarie Group Ltd. ........... 5,674 806,030
Medibank Pvt Ltd. ............. 39,811 120,459
National Australia Bank Ltd. ....... 45,990 1,330,292
Northern Star Resources Ltd. ...... 20,398 296,522
Origin Energy Ltd. ............. 24,950 214,699
Pro Medicus Ltd. .............. 788 64,945
Qantas Airways Ltd. ............ 11,899 69,898
QBE Insurance Group Ltd. ....... 22,467 331,540
REA Group Ltd. ............... 817 89,509
Rio Tinto Ltd. ................ 5,707 648,393
Rio Tinto plc ................. 16,582 1,538,374
Santos Ltd. .................. 47,926 262,325
Scentre Group ................ 76,900 177,433
SGH Ltd. ................... 2,902 82,565
Sigma Healthcare Ltd. .......... 81,749 151,069
Sonic Healthcare Ltd. ........... 7,491 106,438
South32 Ltd. ................. 66,626 201,744
Stockland
(a)
.................. 32,967 98,961
Suncorp Group Ltd. ............ 15,237 171,000
Telstra Group Ltd. ............. 60,777 224,365
Transurban Group
(a)
............ 46,361 452,244
Vicinity Ltd. .................. 52,854 86,226
Washington H Soul Pattinson & Co.
Ltd. ..................... 5,170 145,292
Wesfarmers Ltd. .............. 16,912 863,459
Westpac Banking Corp. ......... 50,880 1,406,082
WiseTech Global Ltd. ........... 3,006 81,104
Woodside Energy Group Ltd. ...... 28,104 667,120
Woolworths Group Ltd. .......... 17,726 447,621
22,897,694
Austria — 0.3%
BAWAG Group AG
(c) (d)
........... 1,198 182,129
Erste Group Bank AG ........... 4,653 502,642
OMV AG ................... 2,141 156,636
Raiffeisen Bank International AG
(b)
.. 2,097 89,808
Verbund AG
(e)
................ 1,058 80,851
1,012,066
Belgium — 0.9%
Ageas SA ................... 2,409 177,334
Anheuser-Busch InBev SA/NV ..... 14,966 1,035,439
D'ieteren Group ............... 327 60,545
Elia Group SA/NV
(b)
............ 709 108,902
Financiere de Tubize SA ......... 288 71,443
Security
Shares
Shares Value
Belgium (continued)
Groupe Bruxelles Lambert NV ..... 1,120 $ 100,242
KBC Group NV ............... 3,420 418,581
Lotus Bakeries NV ............. 6 67,745
Sofina SA ................... 249 60,463
Syensqo SA ................. 973 56,719
UCB SA .................... 1,898 571,861
2,729,274
Brazil — 0.0%
Yara International ASA .......... 2,452 143,330
Chile — 0.1%
Antofagasta plc ............... 5,977 268,035
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 55,500 306,194
Prosus NV , Class N ............ 20,264 938,133
SITC International Holdings Co. Ltd. . 21,000 91,949
Wharf Holdings Ltd. (The) ........ 13,000 35,877
Wilmar International Ltd. ......... 33,700 101,248
Yangzijiang Shipbuilding Holdings Ltd. 37,700 111,984
1,585,385
Czech Republic — 0.0%
CSG NV
(b)
................... 3,367 90,833
Denmark — 1.6%
Carlsberg A/S , Class B .......... 1,415 175,792
Coloplast A/S , Class B .......... 1,913 130,312
Danske Bank A/S .............. 10,232 504,259
Demant A/S
(b)
................ 1,295 39,243
DSV A/S .................... 3,044 735,151
Genmab A/S
(b)
................ 891 239,965
Novo Nordisk A/S , Class B ....... 48,012 1,756,975
Novonesis (Novozymes) , Class B ... 5,253 312,087
Orsted A/S
(b) (c) (d)
............... 8,159 202,335
Pandora A/S ................. 1,207 86,269
ROCKWOOL A/S , Class B ....... 1,323 36,746
Tryg A/S .................... 5,051 120,392
Vestas Wind Systems A/S ........ 14,682 442,970
4,782,496
Finland — 1.2%
Elisa OYJ ................... 2,270 110,573
Fortum OYJ ................. 6,730 172,105
Kesko OYJ , Class B ............ 4,029 89,477
Kone OYJ , Class B ............ 5,044 322,013
Metso OYJ .................. 9,404 162,974
Neste OYJ .................. 6,128 199,145
Nokia OYJ .................. 79,140 634,863
Nordea Bank Abp ............. 46,028 792,564
Orion OYJ , Class B ............ 1,545 124,877
Sampo OYJ , Class A ........... 35,837 381,167
Stora Enso OYJ , Class R ........ 8,474 99,509
UPM-Kymmene OYJ ........... 7,707 241,227
Wartsila OYJ Abp .............. 7,316 272,506
3,603,000
France — 9.7%
Accor SA ................... 2,784 133,529
Aeroports de Paris SA .......... 494 60,350
Air Liquide SA ................ 8,498 1,756,524
Airbus SE ................... 8,878 1,678,590
Alstom SA
(b)
................. 4,923 140,789
Amundi SA
(c) (d)
................ 978 84,047
AXA SA .................... 25,495 1,171,535
Ayvens SA
(c) (d)
................ 4,620 54,470
BioMerieux .................. 664 70,938

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
BNP Paribas SA .............. 14,946 $ 1,423,810
Bollore SE .................. 9,369 53,572
Bouygues SA ................ 2,701 156,541
Bureau Veritas SA ............. 5,160 154,446
Capgemini SE ................ 2,223 262,311
Carrefour SA ................. 8,252 152,793
Cie de Saint-Gobain SA ......... 6,511 539,075
Cie Generale des Etablissements
Michelin SCA .............. 9,752 334,093
Covivio SA .................. 816 48,767
Credit Agricole SA ............. 15,797 294,841
Danone SA .................. 9,684 773,821
Dassault Aviation SA ........... 301 112,033
Dassault Systemes SE .......... 10,314 208,799
Eiffage SA .................. 1,041 159,656
Engie SA ................... 27,065 872,236
EssilorLuxottica SA ............ 4,444 1,035,564
Gecina SA .................. 601 47,420
Getlink SE .................. 4,327 93,372
Hermes International SCA ........ 481 911,183
Ipsen SA ................... 598 111,756
Kering SA ................... 1,107 336,156
Klepierre SA ................. 3,182 119,459
Legrand SA ................. 3,919 608,835
L'Oreal SA .................. 3,590 1,465,763
LVMH Moet Hennessy Louis Vuitton SE 3,705 2,025,337
Orange SA .................. 26,929 552,127
Pernod Ricard SA ............. 2,956 219,814
Publicis Groupe SA ............ 3,377 279,513
Renault SA .................. 2,842 97,435
Rexel SA ................... 3,218 127,516
Safran SA ................... 5,294 1,732,352
Sanofi SA ................... 16,110 1,555,740
Sartorius Stedim Biotech ......... 470 91,538
Schneider Electric SE ........... 8,147 2,219,093
Societe Generale SA ........... 10,256 748,861
Sodexo SA .................. 1,465 75,201
Thales SA ................... 1,395 409,077
TotalEnergies SE .............. 30,146 2,766,623
Unibail-Rodamco-Westfield
(a)
...... 1,826 201,454
Veolia Environnement SA ........ 9,313 354,695
Vinci SA .................... 7,267 1,090,771
29,974,221
Germany — 8.6%
adidas AG .................. 2,510 406,260
Allianz SE (Registered) .......... 5,637 2,380,610
BASF SE ................... 13,895 855,799
Bayer AG (Registered) .......... 14,496 670,849
Bayerische Motoren Werke AG .... 4,168 385,568
Beiersdorf AG ................ 1,523 136,899
Brenntag SE ................. 1,872 126,806
Commerzbank AG ............. 10,809 394,305
Continental AG ............... 1,571 109,667
CTS Eventim AG & Co. KGaA ..... 904 52,948
Daimler Truck Holding AG ........ 6,959 342,702
Deutsche Bank AG (Registered) .... 27,172 808,641
Deutsche Boerse AG ........... 2,790 817,318
Deutsche Lufthansa AG (Registered) 9,499 80,891
Deutsche Post AG ............. 13,555 714,442
Deutsche Telekom AG (Registered) . 54,806 2,045,539
E.ON SE ................... 33,152 726,078
Evonik Industries AG ........... 4,174 81,905
Fresenius Medical Care AG ....... 3,317 150,318
Fresenius SE & Co. KGaA ........ 6,287 326,269
GEA Group AG ............... 2,181 156,416
Security
Shares
Shares Value
Germany (continued)
Hannover Rueck SE ............ 922 $ 289,878
Heidelberg Materials AG ......... 1,950 411,521
Henkel AG & Co. KGaA ......... 1,415 101,640
Hensoldt AG ................. 1,042 92,478
Hochtief AG ................. 226 102,801
Infineon Technologies AG ........ 19,526 885,819
Knorr-Bremse AG ............. 1,050 119,964
LEG Immobilien SE ............ 1,215 79,366
Mercedes-Benz Group AG ........ 10,796 663,553
Merck KGaA ................. 1,955 248,390
MTU Aero Engines AG .......... 790 288,207
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,950 1,231,506
Nemetschek SE ............... 833 62,358
Rational AG ................. 83 60,893
Rheinmetall AG ............... 684 1,153,762
RWE AG ................... 9,569 643,791
SAP SE .................... 15,813 2,695,842
Scout24 SE
(c) (d)
............... 1,035 79,859
Siemens AG (Registered) ........ 11,347 2,764,516
Siemens Energy AG ............ 11,523 1,987,137
Siemens Healthineers AG
(c) (d)
...... 4,967 211,922
Symrise AG ................. 2,070 176,761
Talanx AG ................... 915 113,540
Vonovia SE .................. 11,250 281,390
Zalando SE
(b) (c) (d)
.............. 3,171 77,470
26,594,594
Hong Kong — 1.8%
AIA Group Ltd.
(e)
.............. 158,954 1,766,190
CK Asset Holdings Ltd. .......... 31,159 178,285
CK Infrastructure Holdings Ltd. ..... 9,000 72,173
CLP Holdings Ltd. ............. 24,283 228,622
Futu Holdings Ltd. , ADR
(b)
........ 857 117,203
Henderson Land Development Co. Ltd. 22,836 84,841
HKT Trust & HKT Ltd.
(a)
.......... 60,100 93,918
Hong Kong & China Gas Co. Ltd. ... 172,220 156,660
Hong Kong Exchanges & Clearing Ltd. 15,907 802,476
Hongkong Land Holdings Ltd. ..... 16,000 124,688
Link REIT ................... 40,640 188,359
MTR Corp. Ltd. ............... 24,000 98,351
Power Assets Holdings Ltd. ....... 21,000 163,841
Prudential plc ................ 38,374 533,518
Sino Land Co. Ltd. ............. 57,311 83,980
Sun Hung Kai Properties Ltd. ...... 22,000 366,318
Swire Pacific Ltd. , Class A ........ 5,000 54,649
Techtronic Industries Co. Ltd. ...... 22,000 292,165
WH Group Ltd.
(c) (d)
............. 130,000 170,877
Wharf Real Estate Investment Co. Ltd. 26,953 78,437
5,655,551
Indonesia — 0.1%
Jardine Matheson Holdings Ltd. .... 2,600 186,896
Ireland — 0.4%
AerCap Holdings NV ........... 2,480 340,206
AIB Group plc ................ 30,671 327,417
Bank of Ireland Group plc ........ 13,611 246,948
Kerry Group plc , Class A ......... 2,233 177,791
Kingspan Group plc ............ 2,111 180,511
1,272,873
Israel — 1.1%
Azrieli Group Ltd. .............. 610 81,827
Bank Hapoalim BM ............ 18,322 430,292
Bank Leumi Le-Israel BM ........ 22,090 493,995

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel (continued)
Check Point Software Technologies
Ltd.
(b)
.................... 1,266 $ 180,848
Elbit Systems Ltd. ............. 409 344,833
ICL Group Ltd. ................ 12,423 64,118
Israel Discount Bank Ltd. , Class A .. 17,764 179,376
Mizrahi Tefahot Bank Ltd. ........ 2,415 176,480
Nice Ltd.
(b)
.................. 915 101,024
Nova Ltd.
(b)
.................. 436 192,541
Phoenix Financial Ltd. .......... 3,541 189,069
Teva Pharmaceutical Industries Ltd. ,
ADR
(b)
................... 17,326 521,859
Tower Semiconductor Ltd.
(b)
....... 1,646 291,137
3,247,399
Italy — 3.2%
Banca Mediolanum SpA ......... 3,756 76,101
Banca Monte dei Paschi di Siena SpA 28,471 248,425
Banco BPM SpA .............. 16,370 227,715
BPER Banca SpA ............. 21,545 282,352
Coca-Cola HBC AG ............ 3,219 181,324
Davide Campari-Milano NV ....... 9,918 70,861
Enel SpA ................... 122,003 1,333,838
Eni SpA .................... 30,504 867,344
Ferrari NV .................. 1,892 641,963
FinecoBank Banca Fineco SpA .... 9,095 202,352
Generali .................... 12,642 508,607
Intesa Sanpaolo SpA ........... 205,604 1,243,469
Italgas SpA .................. 9,625 112,121
Leonardo SpA ................ 5,896 401,043
Moncler SpA ................. 3,381 203,565
Poste Italiane SpA
(c) (d)
........... 6,955 163,712
Prysmian SpA ................ 4,158 491,023
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,589 90,984
Ryanair Holdings plc ........... 12,301 346,296
Snam SpA .................. 30,303 229,558
Telecom Italia SpA
(b)
............ 276,387 206,624
Terna - Rete Elettrica Nazionale .... 20,385 233,152
UniCredit SpA ................ 21,011 1,507,409
Unipol Assicurazioni SpA ......... 5,827 135,362
10,005,200
Ivory Coast — 0.1%
Endeavour Mining plc ........... 2,924 176,170
Japan — 22.6%
Advantest Corp. ............... 11,400 1,573,276
Aeon Co. Ltd. ................ 32,400 387,373
AGC, Inc. ................... 3,000 106,283
Aisin Corp. .................. 6,800 95,799
Ajinomoto Co., Inc. ............. 13,600 384,489
ANA Holdings, Inc. ............. 2,800 50,146
Asahi Group Holdings Ltd. ........ 21,600 215,668
Asahi Kasei Corp. ............. 19,000 185,905
Asics Corp. .................. 10,200 274,228
Astellas Pharma, Inc. ........... 26,700 435,259
Bandai Namco Holdings, Inc. ...... 9,100 224,501
Bridgestone Corp. ............. 16,900 352,167
Canon, Inc. .................. 12,900 357,941
Capcom Co. Ltd. .............. 4,900 103,546
Central Japan Railway Co. ....... 11,700 304,214
Chiba Bank Ltd. (The) ........... 7,900 102,262
Chubu Electric Power Co., Inc. ..... 10,300 169,815
Chugai Pharmaceutical Co. Ltd. .... 10,000 551,485
Dai Nippon Printing Co. Ltd. ...... 6,300 114,786
Daifuku Co. Ltd. ............... 4,900 173,015
Security
Shares
Shares Value
Japan (continued)
Daiichi Life Group, Inc. .......... 51,500 $ 474,933
Daiichi Sankyo Co. Ltd. .......... 26,739 478,379
Daikin Industries Ltd. ........... 4,000 479,788
Daito Trust Construction Co. Ltd. ... 4,300 100,767
Daiwa House Industry Co. Ltd. ..... 8,100 254,121
Daiwa Securities Group, Inc. ...... 18,700 177,190
Denso Corp. ................. 26,300 329,752
Disco Corp. .................. 1,400 570,617
East Japan Railway Co. ......... 14,300 327,062
Ebara Corp. ................. 7,000 198,157
Eisai Co. Ltd. ................ 3,900 122,097
ENEOS Holdings, Inc. .......... 40,250 362,658
FANUC Corp. ................ 14,200 494,969
Fast Retailing Co. Ltd. .......... 2,800 1,106,298
Fuji Electric Co. Ltd. ............ 2,100 147,109
FUJIFILM Holdings Corp. ........ 16,700 318,229
Fujikura Ltd. ................. 22,800 627,046
Fujitsu Ltd. .................. 26,100 533,762
Hankyu Hanshin Holdings, Inc. ..... 3,600 104,094
Hikari Tsushin, Inc. ............. 300 76,323
Hitachi Ltd. .................. 68,200 2,000,680
Honda Motor Co. Ltd.
(e)
.......... 54,900 444,337
Hoya Corp. .................. 5,000 866,802
Hulic Co. Ltd. ................ 7,200 83,927
Ibiden Co. Ltd. ................ 3,500 175,142
Idemitsu Kosan Co. Ltd. ......... 10,425 102,348
IHI Corp. ................... 15,500 319,812
Inpex Corp. .................. 12,900 381,576
Isuzu Motors Ltd. .............. 8,500 122,407
ITOCHU Corp. ............... 87,800 1,116,859
Japan Airlines Co. Ltd. .......... 2,200 35,918
Japan Exchange Group, Inc. ...... 14,100 164,660
Japan Post Bank Co. Ltd. ........ 26,500 432,221
Japan Post Holdings Co. Ltd. ...... 26,800 309,445
Japan Post Insurance Co. Ltd. ..... 9,000 90,770
Japan Tobacco, Inc. ............ 18,000 690,550
JFE Holdings, Inc. ............. 8,300 97,170
JX Advanced Metals Corp. ....... 8,100 179,527
Kajima Corp. ................. 6,300 240,337
Kansai Electric Power Co., Inc. (The) 14,000 232,765
Kao Corp. ................... 6,500 253,029
Kawasaki Heavy Industries Ltd. .... 11,000 206,879
Kawasaki Kisen Kaisha Ltd.
(e)
..... 5,800 97,966
KDDI Corp. .................. 43,800 745,771
Keyence Corp. ............... 2,856 1,016,471
Kikkoman Corp. ............... 10,100 91,696
Kioxia Holdings Corp.
(b)
.......... 2,800 365,680
Kirin Holdings Co. Ltd. .......... 10,800 171,787
Komatsu Ltd. ................ 14,100 561,470
Konami Group Corp. ........... 1,400 172,519
Kubota Corp. ................ 14,100 225,955
Kyocera Corp. ................ 18,600 285,204
Kyowa Kirin Co. Ltd. ............ 3,900 63,828
Lasertec Corp. ............... 1,200 267,088
LY Corp. .................... 41,200 99,339
M3, Inc.
(b) (e)
.................. 6,700 68,771
Makita Corp. ................. 3,200 105,172
Marubeni Corp. ............... 20,700 757,246
MatsukiyoCocokara & Co. ........ 5,100 81,173
MinebeaMitsumi, Inc. ........... 5,200 86,346
Mitsubishi Chemical Group Corp. ... 17,800 104,061
Mitsubishi Corp. ............... 48,000 1,646,687
Mitsubishi Electric Corp. ......... 28,600 935,423
Mitsubishi Estate Co. Ltd. ........ 16,000 444,103
Mitsubishi HC Capital, Inc. ........ 12,400 111,266

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Heavy Industries Ltd. .... 47,800 $ 1,313,384
Mitsubishi UFJ Financial Group, Inc. . 168,160 2,847,611
Mitsui & Co. Ltd. .............. 37,300 1,441,745
Mitsui Fudosan Co. Ltd. ......... 39,700 423,219
Mitsui OSK Lines Ltd.
(e)
.......... 5,200 216,116
Mizuho Financial Group, Inc. ...... 37,170 1,504,782
MonotaRO Co. Ltd. ............ 3,700 40,106
MS&AD Insurance Group Holdings, Inc. 19,200 501,035
Murata Manufacturing Co. Ltd. ..... 24,600 551,956
NEC Corp. .................. 19,300 480,244
Nexon Co. Ltd. ............... 5,200 97,951
Nidec Corp.
(b)
................ 13,200 167,616
Nintendo Co. Ltd. .............. 16,500 941,913
Nippon Building Fund, Inc. ........ 108 90,685
Nippon Paint Holdings Co. Ltd. ..... 14,300 89,669
Nippon Sanso Holdings Corp. ..... 2,700 95,738
Nippon Steel Corp.
(e)
........... 72,900 268,822
Nippon Yusen KK
(e)
............ 6,000 220,409
Nissan Motor Co. Ltd.
(b)
.......... 32,600 70,656
Nitori Holdings Co. Ltd. .......... 6,000 95,325
Nitto Denko Corp. ............. 10,300 206,044
Nomura Holdings, Inc. .......... 45,500 358,269
Nomura Research Institute Ltd. .... 5,410 148,059
NTT, Inc. ................... 440,000 440,205
Obayashi Corp. ............... 9,500 230,094
Obic Co. Ltd. ................. 4,400 106,794
Olympus Corp. ............... 16,400 156,248
Oracle Corp. Japan ............ 500 27,116
Oriental Land Co. Ltd. .......... 15,900 270,615
ORIX Corp. .................. 17,200 510,347
Osaka Gas Co. Ltd. ............ 5,400 218,724
Otsuka Corp. ................ 3,400 65,092
Otsuka Holdings Co. Ltd. ........ 6,300 447,117
Pan Pacific International Holdings
Corp. .................... 28,500 173,857
Panasonic Holdings Corp. ........ 35,500 595,383
Rakuten Group, Inc.
(b)
........... 22,500 105,177
Recruit Holdings Co. Ltd. ........ 21,100 919,326
Renesas Electronics Corp. ....... 27,000 386,025
Resona Holdings, Inc. .......... 31,300 357,062
Ryohin Keikaku Co. Ltd. ......... 7,600 162,181
Sanrio Co. Ltd.
(e)
.............. 13,500 83,933
SBI Holdings, Inc. ............. 8,390 155,352
SCREEN Holdings Co. Ltd. ....... 2,400 142,984
Secom Co. Ltd. ............... 5,800 220,927
Seibu Holdings, Inc. ............ 3,500 97,786
Sekisui Chemical Co. Ltd. ........ 5,900 99,053
Sekisui House Ltd. ............. 8,200 183,738
Seven & i Holdings Co. Ltd. ....... 30,420 409,138
Shimadzu Corp. ............... 3,800 90,299
Shimano, Inc. ................ 1,000 104,403
Shimizu Corp. ................ 7,200 129,176
Shin-Etsu Chemical Co. Ltd. ...... 25,200 1,026,114
Shionogi & Co. Ltd. ............ 11,000 243,330
Shiseido Co. Ltd. .............. 6,300 128,710
SMC Corp. .................. 900 353,968
SoftBank Corp. ............... 426,000 570,041
SoftBank Group Corp. .......... 55,200 1,344,106
Sompo Holdings, Inc. ........... 13,000 506,067
Sony Financial Group, Inc. ....... 83,700 76,674
Sony Group Corp. ............. 91,900 1,915,447
Subaru Corp. ................ 8,600 138,558
Sumitomo Corp. .............. 15,900 594,963
Sumitomo Electric Industries Ltd. ... 10,500 596,611
Sumitomo Metal Mining Co. Ltd. .... 3,600 209,532
Security
Shares
Shares Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. 55,000 $ 1,808,418
Sumitomo Mitsui Trust Group, Inc. .. 9,600 305,824
Sumitomo Realty & Development Co.
Ltd. ..................... 9,000 255,382
Suntory Beverage & Food Ltd. ..... 2,300 64,952
Suzuki Motor Corp. ............ 23,500 286,435
Sysmex Corp. ................ 7,300 63,663
T&D Holdings, Inc. ............. 6,300 161,372
Taisei Corp. ................. 2,400 248,644
Takeda Pharmaceutical Co. Ltd. .... 24,471 901,215
TDK Corp. .................. 28,700 372,821
Terumo Corp. ................ 20,200 271,382
TIS, Inc. .................... 3,600 76,973
Toho Co. Ltd. ................ 8,000 84,030
Tokio Marine Holdings, Inc. ....... 27,600 1,295,571
Tokyo Electron Ltd. ............ 6,700 1,664,621
Tokyo Gas Co. Ltd. ............ 4,700 221,352
Tokyu Corp. ................. 7,900 93,252
TOPPAN Holdings, Inc. .......... 3,700 97,586
Toray Industries, Inc. ........... 20,400 145,302
Toyota Industries Corp.
(b)
......... 500 64,660
Toyota Motor Corp. ............ 141,700 2,945,567
Toyota Tsusho Corp. ............ 10,300 399,195
Tsuruha Holdings, Inc. .......... 3,700 57,830
Unicharm Corp. ............... 15,200 89,119
West Japan Railway Co. ......... 5,500 108,402
Yamaha Motor Co. Ltd. .......... 14,700 106,199
Yokogawa Electric Corp. ......... 3,500 108,163
Yokohama Financial Group, Inc. .... 15,800 141,034
Zensho Holdings Co. Ltd. ........ 1,500 87,574
ZOZO, Inc.
(e)
................. 7,400 51,822
69,839,679
Luxembourg — 0.2%
ArcelorMittal SA ............... 6,526 338,448
CVC Capital Partners plc
(c) (d) (e)
..... 2,805 36,620
Eurofins Scientific SE ........... 1,885 137,547
512,615
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 126,557
Sands China Ltd. .............. 41,600 88,664
215,221
Mexico — 0.1%
Fresnillo plc ................. 3,302 146,365
Netherlands — 4.7%
ABN AMRO Bank NV , CVA
(d)
...... 8,330 264,068
Adyen NV
(b) (c) (d)
............... 373 373,317
Akzo Nobel NV ............... 2,633 151,359
Argenx SE
(b)
................. 931 675,663
ASM International NV ........... 688 521,472
ASML Holding NV ............. 5,779 7,684,664
ASR Nederland NV ............ 2,446 168,399
BE Semiconductor Industries NV ... 1,048 224,475
Euronext NV
(c) (d)
............... 1,165 187,078
EXOR NV ................... 1,454 111,300
Heineken Holding NV ........... 1,843 131,159
Heineken NV ................ 4,344 334,133
ING Groep NV ................ 43,601 1,131,737
JDE Peet's NV ............... 2,535 93,678
Koninklijke Ahold Delhaize NV ..... 13,435 625,657
Koninklijke KPN NV ............ 55,912 311,633
Koninklijke Philips NV ........... 11,534 315,481
Magnum Ice Cream Co. NV (The)
(b)
. 6,805 99,971
Nebius Group NV , Class A
(b)
...... 3,170 328,919

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
NN Group NV ................ 3,808 $ 297,389
Randstad NV ................ 1,792 46,771
Universal Music Group NV ....... 16,225 314,941
Wolters Kluwer NV ............. 3,406 254,388
14,647,652
New Zealand — 0.2%
Auckland International Airport Ltd. .. 23,718 108,628
Contact Energy Ltd. ............ 12,205 64,876
Fisher & Paykel Healthcare Corp. Ltd. 8,886 192,679
Infratil Ltd. .................. 13,576 91,542
Meridian Energy Ltd. ........... 21,015 67,271
Xero Ltd.
(b)
.................. 2,508 132,547
657,543
Nigeria — 0.0%
Airtel Africa plc
(c) (d)
............. 12,484 57,568
Norway — 0.7%
Aker BP ASA ................. 4,911 181,555
DNB Bank ASA ............... 13,334 417,203
Equinor ASA ................. 11,272 480,237
Gjensidige Forsikring ASA ........ 3,147 82,321
Kongsberg Gruppen ASA ........ 6,582 280,569
Mowi ASA ................... 7,248 164,847
Norsk Hydro ASA .............. 20,399 217,421
Orkla ASA ................... 9,492 119,453
Salmar ASA ................. 1,063 62,026
Telenor ASA ................. 8,965 157,674
2,163,306
Poland — 0.0%
InPost SA
(b)
.................. 3,539 62,654
Portugal — 0.2%
Banco Comercial Portugues SA , Class
R ...................... 115,324 112,322
EDP SA .................... 46,001 243,423
Galp Energia SGPS SA , Class B ... 6,074 145,640
Jeronimo Martins SGPS SA ....... 4,401 105,234
606,619
Singapore — 1.7%
CapitaLand Ascendas REIT ....... 61,190 118,094
CapitaLand Integrated Commercial
Trust .................... 90,722 162,688
CapitaLand Investment Ltd. ....... 34,892 74,271
DBS Group Holdings Ltd. ........ 31,453 1,399,663
Grab Holdings Ltd. , Class A
(b)
...... 34,893 127,708
Keppel Ltd. .................. 21,102 194,396
Oversea-Chinese Banking Corp. Ltd. 50,135 858,700
Sea Ltd. , ADR, Class A
(b)
......... 5,834 483,114
Sembcorp Industries Ltd. ........ 13,500 70,108
Singapore Airlines Ltd. .......... 22,900 118,088
Singapore Exchange Ltd. ........ 12,700 193,740
Singapore Technologies Engineering
Ltd. ..................... 22,981 195,045
Singapore Telecommunications Ltd. . 112,950 433,984
STMicroelectronics NV .......... 9,967 339,163
United Overseas Bank Ltd. ....... 18,459 528,403
5,297,165
South Korea — 0.0%
Delivery Hero SE
(b) (c) (d)
........... 2,905 53,978
Security
Shares
Shares Value
Spain — 3.6%
Acciona SA .................. 379 $ 99,663
ACS Actividades de Construccion y
Servicios SA ............... 2,587 315,499
Aena SME SA
(c) (d)
.............. 10,910 321,815
Amadeus IT Group SA .......... 6,609 377,908
Banco Bilbao Vizcaya Argentaria SA . 85,001 1,835,985
Banco de Sabadell SA .......... 73,075 261,776
Banco Santander SA ........... 219,489 2,460,629
Bankinter SA ................. 9,769 154,715
CaixaBank SA ................ 57,045 683,836
Cellnex Telecom SA
(c) (d)
.......... 7,134 229,392
EDP Renovaveis SA ............ 4,841 77,591
Endesa SA .................. 4,589 191,375
Grifols SA , Class A ............. 4,641 48,554
Iberdrola SA ................. 95,981 2,197,405
Indra Sistemas SA ............. 1,151 64,330
Industria de Diseno Textil SA ...... 16,269 946,999
Mapfre SA .................. 14,727 65,631
Naturgy Energy Group SA ........ 3,935 117,800
Redeia Corp. SA .............. 5,101 86,464
Repsol SA .................. 16,804 473,007
Telefonica SA ................ 55,811 244,203
11,254,577
Sweden — 3.2%
AddTech AB , Class B ........... 3,671 125,970
Alfa Laval AB ................ 4,221 230,889
Assa Abloy AB , Class B ......... 15,110 546,195
Atlas Copco AB , Class A ......... 39,017 688,526
Atlas Copco AB , Class B ......... 23,866 373,080
Beijer Ref AB , Class B .......... 6,042 83,761
Boliden AB
(b)
................. 4,248 222,688
Epiroc AB , Class A ............. 9,881 243,239
Epiroc AB , Class B ............. 5,647 120,968
EQT AB .................... 7,642 237,114
Essity AB , Class B ............. 8,740 225,254
Evolution AB
(c) (d)
............... 1,973 124,000
Fastighets AB Balder , Class B
(b)
.... 10,989 64,358
H & M Hennes & Mauritz AB , Class B
(e)
6,934 129,727
Hexagon AB , Class B ........... 31,690 308,411
Holmen AB , Class B ............ 1,214 43,534
Industrivarden AB , Class A ....... 1,637 81,533
Industrivarden AB , Class C ....... 2,215 109,794
Indutrade AB ................. 3,968 90,982
Investment AB Latour , Class B ..... 1,900 40,959
Investor AB , Class B ............ 27,139 1,027,882
L E Lundbergforetagen AB , Class B . 1,010 57,422
Lifco AB , Class B .............. 3,239 97,988
Nibe Industrier AB , Class B ....... 21,733 90,810
Saab AB , Class B ............. 4,709 308,203
Sagax AB , Class B ............. 3,629 66,964
Sandvik AB .................. 16,714 642,517
Securitas AB , Class B ........... 7,424 124,337
Skandinaviska Enskilda Banken AB ,
Class A .................. 22,176 409,788
Skanska AB , Class B ........... 5,102 138,005
SKF AB , Class B .............. 5,232 126,122
Svenska Cellulosa AB SCA , Class B
(e)
8,825 102,320
Svenska Handelsbanken AB , Class A 21,328 281,182
Swedbank AB , Class A .......... 13,570 462,513
Swedish Orphan Biovitrum AB
(b)
.... 2,865 120,074
Tele2 AB , Class B ............. 8,073 167,091
Telefonaktiebolaget LM Ericsson , Class
B ...................... 41,194 469,621
Telia Co. AB ................. 33,357 170,897
Trelleborg AB , Class B .......... 3,070 114,817

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Volvo AB , Class B ............. 24,101 $ 792,424
9,861,959
Switzerland — 4.6%
ABB Ltd. (Registered) ........... 23,428 1,904,883
Avolta AG ................... 1,276 76,504
Banque Cantonale Vaudoise
(Registered) ............... 499 81,160
Barry Callebaut AG (Registered)
(e)
.. 57 100,240
Belimo Holding AG (Registered) .... 146 118,574
BKW AG ................... 351 69,203
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 182,546
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 2 286,263
Cie Financiere Richemont SA
(Registered) ............... 8,003 1,413,059
DSM-Firmenich AG ............ 2,662 190,397
EMS-Chemie Holding AG (Registered) 104 81,774
Galderma Group AG ............ 2,726 535,751
Geberit AG (Registered) ......... 496 334,815
Givaudan SA (Registered) ........ 136 459,884
Helvetia Baloise Holding AG ...... 1,154 298,667
Julius Baer Group Ltd. .......... 3,151 231,769
Kuehne + Nagel International AG
(Registered) ............... 742 169,922
Logitech International SA (Registered) 2,210 205,231
Lonza Group AG (Registered) ..... 1,033 662,689
Partners Group Holding AG ....... 342 368,622
Sandoz Group AG ............. 6,273 491,495
Schindler Holding AG ........... 617 203,235
Schindler Holding AG (Registered) .. 330 103,934
SGS SA (Registered) ........... 2,397 252,617
Sika AG (Registered) ........... 2,220 367,451
Sonova Holding AG (Registered) ... 785 178,991
Straumann Holding AG (Registered) . 1,609 168,339
Swatch Group AG (The) ......... 432 95,369
Swiss Life Holding AG (Registered) .. 422 459,648
Swiss Prime Site AG (Registered) ... 1,137 192,515
Swisscom AG (Registered) ....... 368 308,812
UBS Group AG (Registered) ...... 47,759 1,862,286
VAT Group AG
(c) (d)
............. 396 247,041
Zurich Insurance Group AG ....... 2,229 1,575,498
14,279,184
United Kingdom — 11.6%
3i Group plc ................. 14,928 486,519
Admiral Group plc ............. 4,011 167,763
Anglo American plc ............ 16,568 711,357
Associated British Foods plc ...... 4,514 112,996
AstraZeneca plc .............. 23,022 4,501,722
Autotrader Group plc
(c) (d)
......... 12,142 75,998
Aviva plc ................... 43,821 351,681
BAE Systems plc .............. 44,585 1,307,166
Barclays plc ................. 203,298 1,063,957
Barratt Redrow plc ............. 20,143 70,059
BP plc ..................... 234,282 1,833,679
British American Tobacco plc ...... 32,500 1,886,912
BT Group plc ................. 86,951 243,686
Bunzl plc ................... 4,578 137,823
Centrica plc ................. 71,434 202,261
CK Hutchison Holdings Ltd. ....... 40,659 312,099
Coca-Cola Europacific Partners plc .. 223 20,219
Coca-Cola Europacific Partners plc .. 2,908 265,571
Compass Group plc ............ 25,237 704,136
Diageo plc .................. 32,891 611,681
Security
Shares
Shares Value
United Kingdom (continued)
Entain plc ................... 8,144 $ 61,181
Haleon plc .................. 133,702 661,691
Halma plc ................... 6,082 310,369
HSBC Holdings plc ............ 255,670 4,198,764
Imperial Brands plc ............ 10,950 443,999
Informa plc .................. 19,424 195,089
International Consolidated Airlines
Group SA ................. 19,758 93,778
Intertek Group plc ............. 2,237 108,850
J Sainsbury plc ............... 23,850 107,015
JD Sports Fashion plc ........... 32,430 30,759
Kingfisher plc ................ 25,675 97,625
Land Securities Group plc ........ 10,795 79,627
Legal & General Group plc ....... 81,605 268,181
Lloyds Banking Group plc ........ 872,759 1,081,728
London Stock Exchange Group plc .. 6,871 811,381
M&G plc .................... 35,613 129,362
Marks & Spencer Group plc ....... 31,755 143,079
Melrose Industries plc ........... 19,131 129,635
National Grid plc .............. 74,791 1,262,479
NatWest Group plc ............. 119,103 882,309
Next plc .................... 1,752 295,998
Pearson plc ................. 8,279 109,149
Reckitt Benckiser Group plc ....... 9,507 639,254
RELX plc ................... 27,238 892,381
Rentokil Initial plc .............. 39,119 242,770
Rolls-Royce Holdings plc ........ 125,342 1,904,249
Sage Group plc (The) ........... 13,717 153,704
Schroders plc ................ 10,539 81,146
Segro plc ................... 19,205 164,636
Severn Trent plc .............. 3,888 159,461
Smith & Nephew plc ............ 11,797 186,912
Smiths Group plc .............. 4,712 143,792
Spirax Group plc .............. 1,052 94,379
SSE plc .................... 17,699 611,830
Standard Chartered plc .......... 28,906 602,397
Standard Life plc .............. 9,423 85,340
Tesco plc ................... 95,093 597,662
Unilever plc .................. 32,602 1,789,830
United Utilities Group plc ......... 10,139 176,785
Verisure plc
(b)
................ 3,963 41,138
Vodafone Group plc ............ 281,965 425,302
Whitbread plc ................ 2,415 74,250
Wise plc , Class A
(b)
............. 10,055 121,084
35,757,635
United States — 7.7%
Aegon Ltd. .................. 17,863 130,636
Alcon AG ................... 7,481 565,490
AP Moller - Maersk A/S , Class A .... 44 107,735
AP Moller - Maersk A/S , Class B
(e)
.. 56 139,882
Buzzi SpA ................... 1,112 56,219
CyberArk Software, Inc.
(b)
........ 727 32,715
Experian plc ................. 13,805 477,577
Ferrovial SE ................. 7,504 488,183
GSK plc .................... 60,568 1,668,375
Holcim AG .................. 7,565 625,338
InterContinental Hotels Group plc ... 2,110 278,256
Monday.com Ltd.
(b)
............. 656 45,336
Nestle SA (Registered) .......... 38,363 3,763,067
Novartis AG (Registered) ........ 28,316 4,346,348
QIAGEN NV ................. 3,087 125,054
Roche Holding AG ............. 10,926 4,367,568
Shell plc .................... 84,774 3,926,311
Spotify Technology SA
(b)
......... 2,346 1,137,599
Stellantis NV ................. 29,822 215,541

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sunbelt Rentals Holdings, Inc. ..... 6,055 $ 386,257
Swiss Re AG ................. 4,369 733,893
Tenaris SA .................. 5,253 153,557
23,770,937
Total Common Stocks — 98.2%
(Cost: $ 209,914,500 ) ............................. 303,409,674
Preferred Securities
Preferred Stocks — 0.3%
(d)
Germany — 0.3%
Bayerische Motoren Werke AG
(Preference) ............... 734 67,566
Dr. Ing h c F Porsche AG (Preference) 1,760 80,176
Henkel AG & Co. KGaA (Preference) 2,595 200,462
Porsche Automobil Holding SE
(Preference) ............... 2,184 79,972
Sartorius AG (Preference) ........ 395 98,835
Volkswagen AG (Preference) ...... 3,059 312,913
839,924
Total Preferred Securities — 0.3%
(Cost: $ 914,618 ) ................................ 839,924
Rights
Italy — 0.0%
Telecom Italia SpA ( Expires 04/01/26 ,
Strike Price EUR 0.51 )
(b)
....... 234,896 2
Singapore — 0.0%
CapitaLand Ascendas REIT ( Expires
04/15/26 , Strike Price SGD 2.35 )
(b)
1,713 175
Total Rights — 0.0%
(Cost: $ 0 ) .................................... 177
Total Long-Term Investments — 98 .5%
(Cost: $ 210,829,118 ) ............................. 304,249,775
Short-Term Securities
Money Market Funds — 1.3%
(f)(g)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 3.77%
(h)
..... 3,499,190 3,499,890
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.55% ...... 515,241 515,241
Total Short-Term Securities — 1 .3%
(Cost: $ 4,015,298 ) .............................. 4,015,131
Total Investments — 99.8%
(Cost: $ 214,844,416 ) ............................. 308,264,906
Other Assets Less Liabilities — 0.2% ................... 669,902
Net Assets — 100.0% .............................. $ 308,934,808
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,724,350 $ — $ (223,715)
(a)
$ (577) $ (168) $ 3,499,890 3,499,190 $ 2,268
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,680,630 — (1,165,389)
(a)
— — 515,241 515,241 8,151 —
$ (577) $ (168) $ 4,015,131 $ 10,419 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 4 06/11/26 $ 667 $ (8,450)
SPI 200 Index ............................................................ 4 06/18/26 587 (5,373)
EURO STOXX 50 Index ..................................................... 27 06/19/26 1,715 (32,591)
FTSE 100 Index ........................................................... 8 06/19/26 1,084 5,872
$ (40,542)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ 174,250 $ 22,723,444 $ — $ 22,897,694
Austria .............................................. — 1,012,066 — 1,012,066
Belgium ............................................. — 2,729,274 — 2,729,274
Brazil ............................................... — 143,330 — 143,330
Chile ............................................... — 268,035 — 268,035
China ............................................... 35,877 1,549,508 — 1,585,385
Czech Republic ........................................ 90,833 — — 90,833
Denmark ............................................. 296,184 4,486,312 — 4,782,496
Finland .............................................. 381,167 3,221,833 — 3,603,000
France .............................................. — 29,974,221 — 29,974,221
Germany ............................................ — 26,594,594 — 26,594,594
Hong Kong ........................................... 201,183 5,454,368 — 5,655,551
Indonesia ............................................ — 186,896 — 186,896
Ireland .............................................. 340,206 932,667 — 1,272,873
Israel ............................................... 702,707 2,544,692 — 3,247,399
Italy ................................................ — 10,005,200 — 10,005,200
Ivory Coast ........................................... — 176,170 — 176,170
Japan ............................................... 807,493 69,032,186 — 69,839,679
Luxembourg .......................................... — 512,615 — 512,615
Macau .............................................. — 215,221 — 215,221
Mexico .............................................. — 146,365 — 146,365

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Index V.I. Fund

Level 1 Level 2 Level 3 Total
Netherlands ........................................... $ 1,054,547 $ 13,593,105 $ — $ 14,647,652
New Zealand .......................................... 173,504 484,039 — 657,543
Nigeria .............................................. — 57,568 — 57,568
Norway .............................................. 500,269 1,663,037 — 2,163,306
Poland .............................................. — 62,654 — 62,654
Portugal ............................................. — 606,619 — 606,619
Singapore ............................................ 1,044,806 4,252,359 — 5,297,165
South Korea .......................................... — 53,978 — 53,978
Spain ............................................... 630,990 10,623,587 — 11,254,577
Sweden ............................................. — 9,861,959 — 9,861,959
Switzerland ........................................... — 14,279,184 — 14,279,184
United Kingdom ........................................ 127,234 35,630,401 — 35,757,635
United States .......................................... 1,182,935 22,588,002 — 23,770,937
Preferred Securities ....................................... — 839,924 — 839,924
Rights ................................................ — 177 — 177
Short-Term Securities
Money Market Funds ...................................... 4,015,131 — — 4,015,131
$ 11,759,316 $ 296,505,590 $ — $ 308,264,906
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 5,872 $ — $ 5,872
Liabilities
Equity contracts ........................................... (37,964) (8,450) — (46,414)
$ (37,964) $ (2,578) $ — $ (40,542)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)